INCOME TAXES - Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CHINA
Aggregate amount and per share effect of the Tax Holiday
Preferential tax effect	$ 1,160,939	$ 975,859	$ 720,847